BUSINESS COMBINATIONS - Amounts recognised on acquisition date (Details) - Nov. 05, 2024 - SIMCOM $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	$ 20.4
Current liabilities	(29.4)
Property, plant and equipment	135.5
Right-of-use assets	128.4
Intangible assets	504.8
Deferred tax	(23.7)
Long-term debt, including current portion	(158.5)
Non-current liabilities	(16.5)
Fair value of net assets acquired, excluding cash acquired	561.0
Cash acquired	14.8
Total purchase consideration	575.8
Settlement of pre-existing balances with SIMCOM	(22.4)
Fair value of the Company's previously held equity interest in SIMCOM	(230.6)
Total cash consideration paid on acquisition date	$ 322.8	$ 232.3